STOCKHOLDERS' DEFICIT (Details) - USD ($)									1 Months Ended							3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 21, 2023	May 30, 2023	Jan. 11, 2023	Nov. 29, 2022	Nov. 16, 2021	Jun. 28, 2021	May 18, 2021	May 13, 2021	Mar. 31, 2023	Jan. 31, 2023	Sep. 30, 2022	Dec. 31, 2021	Nov. 30, 2021	Jul. 31, 2021	May 31, 2021	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock
Number of shares issued											30							51,086
Value of shares issued		$ 25,000															$ 5,000,003
Stock issued (in shares)									4,756
Stock issued									$ 499,338								$ 499,338
Issue price (in dollars per share)									$ 4.20								$ 4.20
Issuance of common stock pursuant to disposition	$ 1,357,043															$ 1,357,043
Converted outstanding principal																		$ 888,930
Percentage of affirmative votes required to remove directors from the Board							66.3333%
Reverse stock split approved							1-for-15.625
voting rights																			one vote per share
Common stock issued pursuant to consulting agreement											$ 123,000								$ 123,000	$ 595,500
Proceeds from issuance of common stock																			8,100,000
Net proceeds of after deducting underwriting discounts and commissions																			700,000
Direct offering expenses																			500,000
Exercise of warrants																				1,768,046
Deferred offering costs												$ 367,696							104,512	367,696
Interest expense					$ 427,700														$ 573,455	$ 825,219
Promissory note
Class of Stock
Number of shares issued										4,400
Value of shares issued										$ 322,300
Common Stock
Class of Stock
Number of shares issued																	51,086
Value of shares issued																	$ 5
Stock issued (in shares)																	4,756
Number of shares resulting from conversion																		350
Gross proceeds																		$ 5,000,000.0
Net proceeds																		$ 4,300,000
Issuance of common stock pursuant to disposition (in shares)																78,103
Issuance of common stock pursuant to disposition																$ 8
Warrants were exercised														142	13
Exercise of warrants														$ 1,622,350	$ 145,696
Common stock issued pursuant to consulting agreement (in shares)																			30	97
Common Warrant
Class of Stock
Warrants issued			19,000
Volume-Weighted Average			$ 97.875
Number of shares resulting from conversion			32,086
Common Warrant | Common Stock
Class of Stock
Number of shares issued																		19,000
Pre-funded warrants
Class of Stock
Number of shares issued																		32,086
Warrants issued			32,086
Volume-Weighted Average			$ 97.875
Number of shares resulting from conversion			32,086
Securities purchase agreement
Class of Stock
Gross proceeds				$ 10,000,000.0
Securities purchase agreement | Common Stock
Class of Stock
Number of shares issued				72,727
Warrants issued				6,720
Proceeds from issuance of common stock				$ 9,000,000.0
Securities purchase agreement | Pre-funded warrants
Class of Stock
Warrants issued				66,007
H&J Settlement Agreement | D.Jones (H&J Seller)
Class of Stock
Issuance of common stock pursuant to disposition (in shares)	78,103																	78,103
Issuance of common stock pursuant to disposition																		$ 1,357,043
FirstFire
Class of Stock
Number of shares issued													12
Oasis and FirstFire Notes
Class of Stock
Number of shares resulting from conversion																			79,807
Converted outstanding principal																			$ 9,465,000
Private Placement
Class of Stock
Number of shares issued			19,000
Aggregate amount issued to investor			$ 5,000,000
IPO
Class of Stock
Number of shares issued								964											14,956
Issue price (in dollars per share)																			$ 575
Warrants issued								1,111
Converted outstanding principal							$ 2,680,289
Number of shares agreed to issued and sell																			14,956
Number of option days granted to purchase an additional shares																			45 days
Gross proceeds from the offering																			$ 9,300,000
Proceeds from issuance of common stock								$ 8,600,000
Maximum number of additional shares allowed to purchase within 45 option days																			2,243
Aggregate net proceeds							8,600,000
Underwriting commissions							800,000
Direct offering expenses							$ 600,000
Underwriting discounts and commissions								$ 800,000
Share issued price								$ 10,375											$ 625
IPO | Common Stock
Class of Stock
Number of shares issued							964
Issue price (in dollars per share)							$ 10,375
Number of shares resulting from conversion							454
Over-allotment option
Class of Stock
Warrants issued								145
Over-allotment option | Common Stock
Class of Stock
Number of shares issued						145
Issue price (in dollars per share)						$ 10,375
Aggregate net proceeds						$ 1,400,000
Underwriting discounts and commissions						$ 100,000
Consulting agreement
Class of Stock
Number of shares issued																			20
Value of shares issued												$ 60
Guaranteed equity value of shares issued																			$ 250,000
Issued upon settlement of contingent liability																				17